UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA  91741

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Muzinich Credit Opportunities Fund
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 PROFESSIONALLY MANAGED PORTFOLIOS
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        Security:  74316J615
    Meeting Type:  Special
    Meeting Date:  17-Jun-2020
          Ticker:  MZFIX
            ISIN:  US74316J6156
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Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management

1.	DIRECTOR
	Eric W. Falkeis	Mgmt	No Vote
	Kathleen T. Barr	Mgmt	No Vote
	Ashi S. Parikh	Mgmt	No Vote

Muzinich U.S. High Yield Corporate Bond Fund
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Invesco Senior Loan ETF
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        Security:  46138G508
    Meeting Type:  Special
    Meeting Date:  17-Aug-2019
          Ticker:  BKLN
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Prop.# Prosposal		Proposal Type	Proposal Vote	For/Against Management

1.1	Election of Director(s) - Ronn R. Bagge	Mgmt	No vote
1.2	Election of Director(s) - Todd J. Barre	Mgmt	No vote
1.3	Election of Director(s) - Kevin M. Carome	Mgmt	No vote
1.4	Election of Director(s) - Edmund P. Giambastiani, Jr.	Mgmt	No vote
1.5	Election of Director(s) - Victoria J. Herget	Mgmt	No vote
1.6	Election of Director(s) - Marc M. Kole	Mgmt	No vote
1.7	Election of Director(s) - Yung Bong Lim	Mgmt	No vote
1.8	Election of Director(s) - Joanne Pace	Mgmt	No vote
1.9	Election of Director(s) - Gary R. Wicker	Mgmt	No vote
1.10	Election of Director(s) - Donald H. Wilson	Mgmt	No vote

Muzinich Low Duration Fund
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 PROFESSIONALLY MANAGED PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
        Security:  74316J615
    Meeting Type:  Special
    Meeting Date:  17-Jun-2020
          Ticker:  MZFIX
            ISIN:  US74316J6156
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal		Proposal Type	Proposal Vote	For/Against Management

1.	DIRECTOR
	Eric W. Falkeis	Mgmt	No Vote
	Kathleen T. Barr	Mgmt	No Vote
	Ashi S. Parikh	Mgmt	No Vote

Muzinich High Income Floating Rate Fund
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The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards
President and Principal Executive Officer

Date              August 25, 2020_______________________________________
* Print the name and title of each signing officer under his or her signature.